Schedule of Investments (unaudited) March 31, 2024	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Hotels, Restaurants & Leisure — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	$1,000	$918,237

Total Corporate Bonds — 0.1% (Cost: $1,000,000)		918,237

Municipal Bonds

Illinois — 0.0%

County/City/Special District/School District — 0.0%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	615	573,824

New York — 82.1%

Corporate — 2.2%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(a)	100	99,945
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	14,365	16,958,594
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	664,853
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	5,755	6,274,280
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,245	3,416,764

		27,414,436

County/City/Special District/School District — 14.3%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(b)(c)	1,650	900,732
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/38	3,750	4,149,162
Series B, 5.00%, 11/01/39	2,850	3,136,719
Series B, 5.00%, 11/01/40	8,500	9,318,258
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	100	100,374
City of New York, GO
Series B, 5.25%, 10/01/43	1,500	1,673,090
Series B-1, 5.00%, 10/01/43	3,000	3,185,095
Series C, 5.25%, 03/01/49	5,000	5,528,269
Series D, 5.38%, 06/01/32	15	15,022
Series D, 5.50%, 04/01/48(d)	8,000	9,065,479
Series D-1, 5.00%, 03/01/43	2,000	2,138,242
Series D-1, 5.50%, 05/01/44	2,500	2,819,817
Series E-1, 5.00%, 03/01/40	6,000	6,320,658
Sub-Series 1-I, 5.00%, 03/01/36	1,750	1,752,139
Sub-Series E1, 5.25%, 04/01/47	5,000	5,522,747
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,374,602
City of New York, Refunding GO, Series C-3, 2.46%, 08/01/33	2,145	1,779,968
County of Nassau New York, GO
Series A, 4.00%, 04/01/39	1,000	1,042,033
Series A, 4.00%, 04/01/42	3,145	3,205,404
Series B, (AGM), 5.00%, 07/01/42	4,190	4,416,034
Series B, (AGM), 5.00%, 07/01/45	4,960	5,189,437
County of Nassau New York, Refunding GO
Series B, 5.00%, 04/01/41	1,250	1,412,667
Series B, 5.00%, 04/01/42	1,500	1,693,136
Series B, (AGM), 5.00%, 04/01/44	3,425	3,656,670
Hudson Yards Infrastructure Corp., Refunding RB, Series 2022, 4.00%, 02/15/42	2,660	2,691,542

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Industrial Development Agency, RB(e)
(AGC), 0.00%, 03/01/41	$4,155	$2,005,626
(AGC), 0.00%, 03/01/42	5,500	2,503,428
(AGC), 0.00%, 03/01/43	2,000	859,521
(AGC), 0.00%, 03/01/45	2,450	929,856
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E-1, 4.00%, 02/01/46	1,910	1,829,880
Sub-Series B-1, 5.00%, 11/01/35	200	200,276
Sub-Series B-1, 5.00%, 11/01/36	680	680,839
Series A, Subordinate, 5.00%, 05/01/45	6,700	7,372,570
Series A, Subordinate, 5.00%, 05/01/46	4,000	4,378,936
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	6,080,452
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	15,909,962
New York City Transitional Finance Authority, RB, Series F-1, 5.25%, 02/01/53	5,960	6,582,829
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(e)	5,500	1,174,143
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/35	3,500	3,570,416
5.00%, 11/15/40	7,690	7,811,283
5.00%, 11/15/45	8,490	8,578,966
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(a)	5,320	5,322,320
Series A, 2.75%, 11/15/41	17,000	13,752,694
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(f)	5	5,355
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34(d)	1,245	1,263,699

		173,900,347

Education — 10.6%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(b)(c)	1,705	937,750
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	85	86,010
5.00%, 10/01/48	1,040	1,044,802
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	820	816,085
Series A, 5.00%, 06/01/35	655	674,687
Build NYC Resource Corp., RB(a) 5.00%, 02/01/33	705	689,300
5.63%, 02/01/39	1,285	1,285,026
5.75%, 02/01/49	1,145	1,102,075
Series A, 4.88%, 05/01/31(d)	600	592,674
Series A, 5.13%, 05/01/38	140	137,969
Series A, 5.50%, 05/01/48	2,175	2,078,730
Sustainability Bonds, 5.75%, 06/01/42	500	524,287
Build NYC Resource Corp., Refunding RB 5.00%, 08/01/33	275	286,418
5.00%, 06/01/35	250	253,626
5.00%, 08/01/35	740	769,727
5.00%, 06/01/40	310	313,677
5.00%, 08/01/47	725	733,047
5.00%, 11/01/47	2,900	3,177,949
Series A, 5.00%, 06/01/43	325	325,670
County of Cattaraugus New York, RB 5.00%, 05/01/34	130	130,077
5.00%, 05/01/39	225	225,135

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	$1,000	$1,003,919
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	1,910	2,000,151
5.00%, 07/01/48	480	497,336
5.00%, 07/01/52	9,145	9,709,765
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	1,980	2,055,925
5.00%, 07/01/45	8,710	9,380,294
Hempstead Town Local Development Corp., Refunding RB 5.00%, 10/01/34	570	574,189
5.00%, 10/01/35	265	266,951
5.00%, 07/01/47	2,165	2,228,947
Monroe County Industrial Development Corp., RB 5.13%, 07/01/33	3,145	3,233,237
Series A, 5.00%, 07/01/53	3,230	3,482,806
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/37	500	530,369
Series C, 4.00%, 07/01/37	1,765	1,800,262
New York State Dormitory Authority, RB 5.00%, 07/01/26	1,015	1,016,236
5.00%, 07/01/49	6,380	6,720,023
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	537,868
Series 1, (AMBAC), 5.50%, 07/01/40	500	605,910
Series A, 5.25%, 07/01/24(f)	250	250,840
Series A, 5.50%, 07/01/24(f)	2,500	2,510,558
Series A, 5.00%, 07/01/43	8,065	8,487,953
Series A, 4.00%, 07/01/45	5,000	4,939,039
Sustainability Bonds, 5.00%, 07/01/48	735	794,920
New York State Dormitory Authority, Refunding RB 1.64%, 07/01/26	2,000	1,869,121
2.26%, 07/01/30	4,000	3,461,090
3.78%, 07/01/34	2,100	1,942,648
5.00%, 07/01/44	5,000	5,367,412
Series A, 5.00%, 07/01/24(f)	1,000	1,003,426
Series A, 2.58%, 07/01/33	2,190	1,819,010
Series A, 4.00%, 07/01/37	1,000	1,052,351
Series A, 5.00%, 07/01/37	350	356,997
Series A, 5.00%, 07/01/41	500	513,519
Series A, 4.00%, 07/01/46	10,180	10,130,173
Series A, 5.00%, 07/01/46	675	688,507
Series A, 4.00%, 07/01/47	1,250	1,184,073
Series A, 5.00%, 07/01/51	3,000	3,222,237
Series B, 5.00%, 10/01/38	10,000	10,782,033
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	139,562
4.00%, 12/01/41	3,760	3,819,329
Orange County Funding Corp., Refunding RB,
Series A, 5.00%, 07/01/42	220	202,671
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	314,879

Security	Par (000)	Value

Education (continued)
Troy Capital Resource Corp., Refunding RB, 4.00%, 08/01/35	$1,110	$1,121,626
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 07/01/37	885	887,988

		128,690,871

Health — 1.8%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	665	595,483
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(f)	1,100	1,103,944
Dutchess County Local Development Corp., RB,
Series A, 5.00%, 07/01/24(f)	750	752,689
Genesee County Funding Corp., Refunding RB,
Series A, 5.25%, 12/01/52	4,345	4,532,374
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	525	402,043
Monroe County Industrial Development Corp., RB 5.00%, 12/01/29	660	677,144
4.00%, 12/01/41	100	91,929
Series A, 5.00%, 12/01/37	370	370,154
New York State Dormitory Authority, Refunding RB 5.00%, 05/01/38	1,705	1,892,389
4.00%, 07/01/38	110	83,666
4.00%, 07/01/39	140	104,924
4.00%, 07/01/40	325	240,131
5.00%, 07/01/41	450	373,365
4.00%, 07/01/45	460	316,400
5.00%, 05/01/52	4,000	4,199,268
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,629,997
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	286,116
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,145,049
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	105	105,097
Westchester County Local Development Corp., Refunding RB 5.00%, 11/01/34	500	499,964
5.00%, 07/01/41(a)	1,150	1,111,265
5.00%, 07/01/56(a)	1,270	1,175,186

		21,688,577

Housing — 4.5%
New York City Housing Development Corp., RB, M/F Housing 3.15%, 11/01/36	400	355,853
4.55%, 11/01/43	5,000	5,044,370
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,022,443
Class F-1, Sustainability Bonds, (REMIC FHA INS 542), 4.75%, 11/01/47	1,500	1,514,041
New York City Housing Development Corp., Refunding RB (HUD SECT 8), 3.76%, 01/01/29	3,000	2,841,347
Series A, Sustainability Bonds, 4.25%, 11/01/43	580	568,785
New York City Housing Development Corp.,
Refunding RB, M/F Housing, Series D, 4.10%, 11/01/38	2,500	2,244,794

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing
Series C, (SONYMA), 3.25%, 05/01/27	$5,000	$4,767,614
Series C, (FHLMC, FNMA, GNMA, SONYMA), 2.75%, 11/01/31	1,000	934,806
Series E, (FNMA, SONYMA), 4.15%, 11/01/47	165	150,062
Series J-1, (SONYMA), 2.80%, 11/01/51	4,500	3,115,207
Series L-2, (SONYMA), 0.75%, 11/01/25	6,390	6,057,722
Series M-2, (SONYMA), 0.75%, 11/01/25	2,520	2,401,686
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	645,086
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	875,276
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39	4,425	4,196,396
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	5,082,494
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, 1.40%, 10/01/27	5,460	4,915,428
AMT, 1.50%, 04/01/28	5,475	4,877,126
Yonkers Industrial Development Agency, RB
Series A, AMT, (SONYMA), 4.80%, 10/01/26	260	260,118
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,640,408

		54,511,062

State — 9.2%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	2,460	2,486,243
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,346,618
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-1A, (SAW), 4.00%, 07/15/39	2,000	2,092,578
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	10,220	10,243,726
Series A, 5.00%, 03/15/42	3,945	4,178,542
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	5,412,028
Series A, 5.00%, 03/15/41	10,000	10,687,632
Series A, 4.00%, 03/15/43	5,000	4,965,809
Series A, 5.00%, 03/15/44	5,050	5,581,106
Series A, 5.00%, 03/15/45	4,000	4,396,867
Series A-1, 5.00%, 03/15/42	3,105	3,481,400
Series C, 2.15%, 03/15/31	2,000	1,691,232
Series C, 5.00%, 03/15/41	5,000	5,311,241
Series E, 5.00%, 03/15/40	5,165	5,540,513
Series E, 5.00%, 03/15/42	3,535	3,773,901
New York State Urban Development Corp., RB, 5.00%, 03/15/45	7,500	8,283,558
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/43	4,600	4,665,174
4.00%, 03/15/44	2,800	2,745,045
4.00%, 03/15/46	2,625	2,572,900
Series B, 2.77%, 03/15/31	7,500	6,677,752
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	10,465	11,484,392

		111,618,257

Tobacco — 3.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	784,026

Security	Par (000)	Value

Tobacco (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	$4,595	$4,443,594
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,586,911
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	9,580,256
Series B, 5.00%, 06/01/28	90	92,780
Series B, 5.00%, 06/01/29	105	108,277
Series C, 4.00%, 06/01/51	4,055	3,254,540
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,250,639
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	795,793
Series A, 5.00%, 06/01/33	3,000	3,076,870
Series A, 5.00%, 06/01/36	5,835	6,035,036
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	4,010,592
Sub-Series C, 5.13%, 06/01/51	2,375	2,388,278

		39,407,592

Transportation — 21.4%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	120,749
Series B, AMT, 4.00%, 12/15/34	235	236,914
Metropolitan Transportation Authority Payroll Mobility Tax Revenue, RB, Series A, 5.37%, 12/19/24	10,000	9,994,941
Metropolitan Transportation Authority, RB
Series A-1, 4.00%, 11/15/44	2,500	2,411,831
Series A-2, 4.00%, 11/15/43	5,000	4,873,393
Series B, 5.25%, 11/15/33	500	501,635
Series D-3, 4.00%, 11/15/47	8,800	8,383,238
Sub-Series A-1, 5.00%, 11/15/40	645	652,025
Sub-Series D-1, 5.00%, 11/15/39	4,250	4,283,683
Metropolitan Transportation Authority, Refunding RB 5.00%, 11/15/42	1,530	1,609,011
Series A, 5.50%, 11/15/47	5,000	5,616,598
Series B, 5.00%, 11/15/37	1,500	1,557,350
Series C, (AGM-CR), 5.00%, 11/15/38	3,385	3,633,423
Series C, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,173,007
Series C, (BAM), 5.00%, 11/15/44	7,345	7,708,806
Series D, 5.00%, 11/15/35	2,500	2,659,952
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	1,905	1,905,885
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,648,064
New York State Bridge Authority, RB
Series A, 4.00%, 01/01/39	275	283,839
Series A, 4.00%, 01/01/40	350	358,292
Series A, 4.00%, 01/01/41	165	167,890
Series A, 4.00%, 01/01/46	2,460	2,422,169
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	940	942,609
New York State Thruway Authority, Refunding RB 5.00%, 03/15/42	4,000	4,425,958
Series O, 4.00%, 01/01/37	4,400	4,627,707
Series O, 4.00%, 01/01/45	1,550	1,555,891
Series O, 4.00%, 01/01/47	2,345	2,324,684
Series P, 5.00%, 01/01/49	6,250	6,800,366
Series P, 5.25%, 01/01/54	5,675	6,223,846
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	1,510	1,647,277
AMT, 5.00%, 12/01/37	5,310	5,764,889

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., ARB (continued)
AMT, 5.00%, 12/01/41	$4,565	$4,867,218
AMT, 5.00%, 12/01/42	1,755	1,866,992
Series A, AMT, 5.00%, 07/01/34	250	250,502
Series A, AMT, 5.00%, 07/01/41	750	751,402
Series A, AMT, 5.25%, 01/01/50	10,190	10,191,985
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	4,355	3,824,777
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	7,215	7,530,834
AMT, Sustainability Bonds, 6.00%, 06/30/54	21,965	24,330,025
New York Transportation Development Corp.,
Refunding RB, 5.00%, 12/01/38	4,250	4,610,459
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,540,421
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	421,815
AMT, 5.00%, 04/01/33	375	394,756
AMT, 5.00%, 04/01/34	225	236,768
AMT, 5.00%, 04/01/35	200	210,633
AMT, 5.00%, 04/01/36	210	220,096
AMT, 5.00%, 04/01/37	250	261,609
AMT, 5.00%, 04/01/38	250	260,571
AMT, 5.00%, 04/01/39	175	182,114
Port Authority of New York & New Jersey, ARB
Series 221, AMT, 4.00%, 07/15/38	2,000	2,019,501
Series 218, AMT, 5.00%, 11/01/44	1,960	2,037,268
Port Authority of New York & New Jersey, Refunding ARB 5.25%, 08/01/47	4,000	4,305,387
5.00%, 09/01/48	955	998,220
Series 197, AMT, 5.00%, 11/15/41	1,250	1,281,520
Series 202, AMT, 5.00%, 04/15/37	5,000	5,194,333
Series 206, AMT, 5.00%, 11/15/37	1,525	1,592,889
Series 223, AMT, 4.00%, 07/15/41	2,370	2,327,249
Series 231, AMT, 5.00%, 08/01/38	2,500	2,731,735
Series 231, AMT, 5.50%, 08/01/39	5,900	6,696,034
Series 238, AMT, 5.00%, 07/15/39	7,500	8,238,824
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,451,823
Series A, 5.00%, 11/15/49	4,630	4,940,392
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,500,279
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	2,500	2,712,275
Series B, 5.00%, 11/15/38	9,000	9,523,439
Series C, 5.25%, 05/15/52	12,610	13,780,452
Series C-2, 5.00%, 11/15/42	10,000	10,516,972
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,851,528

		261,169,019

Utilities — 14.9%
Long Island Power Authority, RB 5.00%, 09/01/38	4,200	4,539,418
5.00%, 09/01/39	9,875	10,627,823
5.00%, 09/01/42	1,000	1,051,530
5.00%, 09/01/47	2,225	2,317,594
Series C, (AGC), 5.25%, 09/01/29	3,500	3,893,072
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,985,445
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/38	2,900	3,087,017

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, Refunding RB (continued)
Series A, 4.00%, 09/01/39	$2,000	$2,115,497
Series A, 4.00%, 09/01/42	1,500	1,564,493
Series A, 5.00%, 09/01/43	3,170	3,535,293
Series B, 1.50%, 09/01/51(g)	2,500	2,345,190
New York City Municipal Water Finance Authority, RB 5.25%, 06/15/54	5,000	5,559,465
Series AA, 4.00%, 06/15/43	5,000	5,041,159
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	8,610	8,458,606
Series BB-2, 4.53%, 06/15/49(g)	15,000	15,000,000
Series DD, 4.13%, 06/15/46	7,500	7,603,456
Series DD, 5.25%, 06/15/46	7,500	8,450,615
Series EE, 4.00%, 06/15/39	2,500	2,577,727
Series FF, 5.00%, 06/15/40	9,000	9,587,515
New York Power Authority, RB (AGM), 4.00%, 11/15/47	14,500	14,398,456
Series A, (AGM), 5.75%, 11/15/33	5,000	5,307,873
Sustainability Bonds, (AGM), 5.00%, 11/15/48	3,025	3,320,704
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	12,375	12,378,529
New York State Environmental Facilities Corp., RB, BAB, 5.81%, 06/15/39	1,000	1,023,340
Utility Debt Securitization Authority, RB
Restructured, 5.00%, 12/15/38	2,875	3,053,758
Restructured, 5.00%, 12/15/40	14,695	15,731,344
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/40	3,000	3,541,773
Restructured, 5.00%, 12/15/36	1,865	1,939,655
Restructured, 5.00%, 12/15/37	500	519,682
Series TE1, Restructured, 5.00%, 12/15/38	9,000	10,522,010
Series 2, Sustainability Bonds, 5.00%, 12/15/50	4,900	5,380,276

		181,458,315

Total Municipal Bonds in New York		999,858,476

Puerto Rico — 5.4%

State — 4.3%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51(g)	11,450	5,413,288
Series A-1, 0.00%, 11/01/43(g)	8,753	5,053,058
Series A-1, Restructured, 5.63%, 07/01/29	2,619	2,856,187
Series A-1, Restructured, 5.75%, 07/01/31	1,092	1,220,635
Series A-1, Restructured, 4.00%, 07/01/33	1,036	1,030,568
Series A-1, Restructured, 4.00%, 07/01/35	931	913,060
Series A-1, Restructured, 4.00%, 07/01/37	799	773,876
Series A-1, Restructured, 4.00%, 07/01/41	1,087	1,022,014
Series A-1, Restructured, 4.00%, 07/01/46	1,130	1,033,687
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	1,333	877,691
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(g)	528	212,982
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,925,317
Series A-2, Restructured, 4.54%, 07/01/53	49	46,612
Series A-2, Restructured, 4.78%, 07/01/58	5,323	5,299,042
Series A-2, Restructured, 4.33%, 07/01/40	7,388	7,306,716
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	490	403,236

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e) (continued)
Series A-1, Restructured, 0.00%, 07/01/33	$1,423	$995,515
Series A-1, Restructured, 0.00%, 07/01/46	30,024	9,590,616
Series B-1, Restructured, 0.00%, 07/01/46	2,677	856,188

		51,830,288

Utilities(b)(c) — 1.1%
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29	1,860	487,092
Series A, 7.00%, 07/01/33	1,025	268,424
Series A, 6.75%, 07/01/36	3,560	932,283
Series A, 5.00%, 07/01/42	2,185	572,202
Series A, 7.00%, 07/01/43	410	107,370
Series A-3, 10.00%, 07/01/24	999	261,629
Series B-3, 10.00%, 07/01/24	999	261,629
Series C-1, 5.40%, 02/01/24	2,745	718,811
Series C-2, 5.40%, 07/01/24	2,745	718,928
Series C-3, 5.40%, 01/01/20	278	72,672
Series C-4, 5.40%, 07/01/24	278	72,672
Series CCC, 5.25%, 07/01/26	770	201,646
Series CCC, 5.25%, 07/01/28	440	115,226
Series D-4, 7.50%, 07/01/24	1,726	452,020
Series TT, 5.00%, 07/01/25	210	54,994
Series TT, 5.00%, 07/01/26	565	147,961
Series WW, 5.38%, 07/01/24	385	100,823
Series WW, 5.50%, 07/01/24	1,580	413,766
Series WW, 5.25%, 07/01/33	420	109,988
Series WW, 5.50%, 07/01/38	520	136,176
Series XX, 5.25%, 07/01/27	285	74,635
Series XX, 5.25%, 07/01/35	185	48,447
Series XX, 5.75%, 07/01/36	260	68,088
Series XX, 5.25%, 07/01/40	5,345	1,399,735
Puerto Rico Electric Power Authority, Refunding RB 5.00%, 07/01/20	2,220	581,368
5.25%, 07/01/23	2,670	699,213
Series AAA, 5.25%, 07/01/24	990	259,259
Series AAA, 5.25%, 07/01/28	5,655	1,480,917
Series AAA, 5.25%, 07/01/29	235	61,541
Series BBB, 5.40%, 07/01/28	1,240	324,728
Series UU, 0.00%, 07/01/24(g)	350	91,657
Series UU, 4.45%, 07/01/31(g)	1,755	459,595
Series UU, 0.00%, 07/01/49(g)	1,475	386,269
Series YY, 6.13%, 07/01/40	1,860	487,092
Series ZZ, 5.25%, 07/01/24	875	229,143
Series ZZ, 5.00%, 07/01/27	430	112,607
Series ZZ, 5.00%, 07/01/28	435	113,917
Series ZZ, 5.25%, 07/04/50	1,370	358,772

		13,443,295

Total Municipal Bonds in Puerto Rico		65,273,583

Total Municipal Bonds — 87.5% (Cost: $1,085,290,807)		1,065,705,883

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 10.8%

County/City/Special District/School District — 5.0%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	11,142,882
Hudson Yards Infrastructure Corp., Refunding RB Series A, 5.00%, 02/15/38	17,485	18,269,347

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., Refunding RB (continued)
Series A, 5.00%, 02/15/39	$9,005	$9,416,390
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,352,061
Series D-1, 5.50%, 11/01/45	5,910	6,774,382
Series D-1, 5.25%, 11/01/48	10,000	11,051,031

		60,006,093

State — 2.1%
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	10,045,943
New York State Urban Development Corp., Refunding RB 5.00%, 03/15/41	10,000	11,118,594
5.00%, 03/15/44	4,220	4,612,257

		25,776,794

Transportation — 2.6%
Metropolitan Transportation Authority, Refunding RB, Series C, 5.00%, 11/15/41	11,365	12,056,694
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	9,404,568
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,501,012

		31,962,274

Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,653,055

Total Municipal Bonds in New York		131,398,216

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.8% (Cost: $125,904,950)		131,398,216

Total Long-Term Investments — 98.4% (Cost: $1,212,195,757)		1,198,022,336

	Shares

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.48%(i)(j)	68,567,668	68,574,525

Total Short-Term Securities — 5.6% (Cost: $68,574,525)		68,574,525

Total Investments — 104.0% (Cost: $1,280,770,282)		1,266,596,861
Other Assets Less Liabilities — 1.0%		12,777,795
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%		(61,124,889)

Net Assets — 100.0%		$1,218,249,767

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Issuer filed for bankruptcy and/or is in default.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock New York Municipal Opportunities Fund

(c)	Non-income producing security.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio(a)	$32,373,529	$—		$(32,373,529	)(b)	$337	$(337)	$—	—	$889,216	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	68,574,525	(b)	—		—	—	68,574,525	68,567,668	278,671	—

						$337	$(337)	$68,574,525		$1,167,887	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$918,237	$—	$918,237
Municipal Bonds	—	1,065,705,883	—	1,065,705,883
Municipal Bonds Transferred to Tender Option Bond Trusts	—	131,398,216	—	131,398,216
Short-Term Securities
Money Market Funds	68,574,525	—	—	68,574,525
Unfunded Commitments(a)	—	—	10,852,701	10,852,701

	$68,574,525	$1,198,022,336	$10,852,701	$1,277,449,562

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $60,639,997 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

INS	Insured

M/F	Multi-Family

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

S C H E D U L E O F I N V E S T M E N T S	7